SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

A.	On January 26, 2024, the Company filed a shelf registration statement on Form F-3 with the U.S. Securities and Exchange Commission, enabling the Company to periodically offer up to $50,000 worth of ADSs through one or more offerings.

B.	During February 2024, the Company sold its entire investment in Rail Vision, for aggregate gross proceeds of approximately $1,855, at an average share price of $6.07. The net proceeds from the sale of Rail Vision shares totaled approximately $1,848. Consequently, the Company recognized a finance income of approximately $1,407 in the first quarter of 2024.

C.	On January 10, 2024, the Company renewed its main office lease for an additional three years, commencing from April 1, 2024, to March 31, 2027, with the option to further extend the lease for another three years, until March 31, 2030.

D.	Wave of other accounts payable with Magna for development services – see note 8A.

E.	The company submitted after the balance sheet date a compensation claim to the Israeli Tax Authority (“ITA”) in the amount of approximately $331. As of the date of release of the report, the company received an advance of 60 percent of the grant from the ITA - a total of approximately $199. The company recognized this amount as other income during the first quarter of 2024.